Loans Receivable	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Loans Receivable	Loans Receivable
The Account’s loan receivable portfolio is primarily comprised of mezzanine loans secured by the borrower’s indirect interest in commercial real estate. Mezzanine loans are subordinate to first mortgages on the underlying real estate collateral. The following property types represent the underlying real estate collateral for the Account's mezzanine loans (in millions):

	December 31, 2020			December 31, 2019
	Principal Outstanding	Fair Value	% of Fair Value	Principal Outstanding	Fair Value	% of Fair Value
Office(1)	$794.5	$778.4	49.9%	$769.3	$768.0	48.8%
Industrial	194.3	194.3	12.4%	199.6	199.6	12.7%
Retail	128.6	126.5	8.1%	158.5	158.5	10.1%
Storage	82.0	73.8	4.7%	82.0	82.0	5.2%
Apartments(1)	262.2	259.7	16.6%	229.1	228.8	14.6%
Hotel	135.3	129.9	8.3%	135.3	135.2	8.6%
	$1,596.9	$1,562.6	100.0%	$1,573.8	$1,572.1	100.0%
(1) Includes loans receivable with related parties.
The Account monitors the risk profile of the loan receivable portfolio with the assistance of a third-party rating service that models the loans and assigns risk ratings based on inputs such as loan-to-value ratios, yields, credit quality of the borrowers, property types of the collateral, geographic and local market dynamics, physical condition of the collateral, and the underlying structure of the loans. Ratings for loans are updated monthly. Assigned ratings can range from AAA to C, with an AAA designation representing debt with the lowest level of credit risk and C representing a greater risk of default or principal loss. Loans that are more than 90 days past due are classified as delinquent and assigned a D rating. Mezzanine debt in good health is typically reflective of a risk rating in the B range (e.g., BBB, BB, or B), as these ratings reflect borrowers' having adequate financial resources to service their financial commitments, but also acknowledging that adverse economic conditions, should they occur, would likely impede on a borrowers' ability to pay.
All borrowers of loans rated C or higher are current as of December 31, 2020. Two of the Account's loans are currently in forbearance. The forbearance allows for the deferral of the June, July and August 2020 debt service payments. The deferred payments will be repaid in 12 equal installments over the period from January 9, 2021 to December 9, 2021, at which time the forbearance period will end. Interest income continues to be accrued during the deferral period so long as future collection of the deferred payments are probable. The forbearance period is not based upon current COVID-19 relief provided under the CARES Act.
The following table presents the fair values of the Account's loan portfolio based on the risk ratings as of December 31, 2020, listed in order of the strength of the risk rating (from strongest to weakest):

	December 31, 2020			December 31, 2019
	Number of Loans	Fair Value	% of Fair Value	Number of Loans	Fair Value	% of Fair Value
AA	—	—	—%	1	48.3	3.1%
BBB	1	69.6	4.5%	7	456.1	29.0%
BB	10	444.6	28.5%	13	787.4	50.1%
B	11	758.2	48.5%	3	205.0	13.0%
C	2	147.0	9.4%	—	—	—%
D	1	73.8	4.7%	—	—	—%
NR(1)	2	69.4	4.4%	3	75.3	4.8%
	27	$1,562.6	100.0%	27	$1,572.1	100.0%
(1) "NR" designates loans not assigned an internal credit rating. As of December 31, 2020, this is comprised of two loans with related parties. The loans are collateralized by equity interests in real estate investments.
The following table represents loans receivable in nonaccrual status as of December 31, 2020 (in millions). Loans are placed in nonaccrual status when a loan is more than 90 days in arrears or at any point when management believes the full collection of principal is doubtful.

Aging	Number of Loans	Principal Outstanding	Fair Value
Past Due - 90 Days +	1	82.0	73.8